RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenues	¥ 3,008,947	¥ 1,967,723	¥ 1,032,455
Operating expenses	79,038	25,376	32,862
Purchases from JD Group	46,407	47,179	26,908
JD Group
Related Party Transaction [Line Items]
Revenues	2,214,262	1,564,436	943,084
Walmart group
Related Party Transaction [Line Items]
Revenues	¥ 794,685	¥ 403,287	¥ 89,371